Condensed Consolidated Statements of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Statement of Comprehensive Income [Abstract]
Fiscal year period	364 days	371 days	364 days